CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 12,028,634	$ 12,226,882	$ 11,384,983
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	493,484	606,045	641,647
(Increase) Decrease In:
Accounts receivable	21,992,410	(11,957,333)	(8,886,939)
Inventories	(23,108,969)	2,077,598	(3,698,453)
Advance to suppliers	(21,386,451)	(4,405,230)	1,294,247
Other current assets	(54,164)	1,853	10,894
Deferred tax assets	(36,410)	(46,866)	(9,625)
Accounts receivable - related parties	(860,258)	(536,358)	0
Increase (Decrease) In:
Accounts payable	(360,298)	661,404	(69,973)
Customer deposits	(2,344,804)	2,848,047	(32,524)
Income tax payable	425,452	(130,706)	1,097,171
Other payables and accrued expenses	(1,372,663)	(105,037)	(256,258)
Customer deposits - RPT	(3,358,897)	(1,441,487)	4,800,384
Due to related party	965,425	2,297,639	0
Due to shareholder	0	(1,695,259)	1,343,760
Other long-term payable	7,863,157	0	0
Net cash provided by/ (used in) operating activities	(9,114,352)	401,192	7,619,314
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of plant and equipment	(618,173)	(139,795)	(72,305)
Purchases of land use rights	(1,071,922)	0	0
Net cash used in investing activities	(1,690,095)	(139,795)	(72,305)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from short-term bank loans	102,324,844	85,479,789	17,900,302
Repayments of short-term bank loans	(101,026,854)	(81,777,165)	(17,543,051)
Proceeds from long-term bank loans	0	6,171,040	0
Repayments of long-term bank loans		(7,260,047)
Proceeds from notes payable-bank acceptance notes	8,941,706	9,002,458	9,063,444
Repayment of notes payable-bank acceptance notes	(8,941,706)	(8,712,056)	(10,120,846)
Net cash used in financing activities	1,297,990	2,904,019	(700,151)
INCREASE (DECREASE) IN CASH, CASH EQUIVALENTS, AND RESTRICTED CASH	(9,506,457)	3,165,416	6,846,858
Effect of exchange rate changes on cash, cash equivalents, and restricted cash	10,114,369	(2,078,097)	(7,474,935)
Cash, cash equivalents and restricted cash at beginning of period	8,602,395	7,515,076	8,143,153
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT END OF PERIOD	9,210,307	8,602,395	7,515,076
Cash paid during the periods:
Income taxes paid	1,451,358	1,749,389	1,019,270
Interest paid	2,548,889	2,148,285	1,388,283
Non-cash transactions:
Appropriation to statutory reserve	$ 1,443,485	$ 1,278,197	$ 1,092,559